Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (16,651,680)	$ (8,731,241)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	143,137	169,951
Provision for credit losses	2,027,423	30,265
Deferred tax benefit	(394,377)	(191,703)
Amortization of operating lease right-of-use assets	106,613	73,034
Loss from disposal of property, plant and equipment	661
Share-based compensation	13,872,200	8,800,000
Fair value change in marketable securities	825
Changes in operating assets and liabilities:
Accounts receivable	(3,474,539)	(1,375,962)
Accounts receivable - related party	451,116	(938,394)
Notes receivable	87,789	249,223
Inventories	476,977	211,917
Prepayments and other assets	(105,905)	(98,286)
Advance to vendors	227,615	(195,164)
Accounts payable	(1,041,866)	467,452
Accrued expenses and other liabilities	(27,048)	645,080
Advance from customers	796,926	591,122
Taxes payable	254,819	(157,026)
Operating leases liabilities	(107,383)	(73,671)
Net cash used in operating activities	(3,356,697)	(523,403)
Cash flows from investing activities:
Additions to property, plant, and equipment		(93,665)
Additions to intangible assets		(5,236)
Repayment from short-term investment	(56,155)
Net cash used in investing activities	(56,155)	(98,901)
Cash flows from financing activities:
Advances from related parties	762,924	261,158
Loan (repayment to) proceeds from third-party	(500,000)	500,000
Private placement	3,000,000
Repayments of bank acceptance notes payable		(550,559)
Proceeds from short-term bank loans	1,748,659	5,403,440
Repayment of short-term bank loans	(2,622,989)	(7,995,277)
Proceeds from long-term bank loans		2,412,000
Repayment of long-term bank loans	(132,320)	(74,088)
Net cash provided by (used in) financing activities	2,256,274	(43,326)
Effect of exchange rate changes on cash and restricted cash	5,365	378,523
Net decrease in cash and restricted cash	(1,151,213)	(287,107)
Cash and restricted cash at the beginning of period	4,728,898	3,323,126
Cash and restricted cash at the end of period	3,577,685	3,036,019
Reconciliation of cash and restricted cash, end of period
Cash	3,577,685	2,978,868
Restricted cash		57,151
Cash and restricted cash at the end of period	3,577,685	3,036,019
Supplemental cash flow disclosures:
Cash paid for income tax	2,194	1,795
Cash paid for interest	39,545	40,657
Non-cash investing activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 425,194	$ 54,345